MUNICIPAL CENTRAL CASH FUND
ANNUAL REPORT
MAY 31, 1997
INVESTMENTS MAY 31, 1997
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (B) - 100.0%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALABAMA - 0.2%
Columbia Ind. Dev. Board (Alabama Pwr. Co. Proj.)
Participating VRDN, Series 97 I, 4%, LOC Caisse des
Depots et Consigns (d) $ 500,000 $ 500,000
ALASKA - 3.6%
Alaska Ind. Dev. & Export Auth. Exempt Fac. Rev. (Fairbanks
Gold Mining Proj.) Series 1997, 4%, LOC Union Bank
of Switzerland, VRDN (c)  1,500,000  1,500,000
Alaska Ind. Dev. & Export Auth. (Healy Clean Coal Proj.)
Series 1996 B, 3.95%, LOC Bank of America, NA,
VRDN (c)  7,500,000  7,500,000
Valdez Marine Terminal Rev. Refdg. Bonds (Atlantic Richfield
Co. Proj.) Series 1994 A, 3.85%, CP mode  2,000,000  2,000,000
  11,000,000
ARIZONA - 4.1%
Apache County Ind. Dev. Auth. (Tucson Elec. Pwr. Co. Proj.)
Series 1981 B, 4.05%, LOC Bank of Tokyo-Mitsubishi
Ltd., VRDN  500,000  500,000
Arizona Elec. Pwr. Coop. Poll. Cont. Rev. Refdg. Bonds
Series 1997 C, 3.65% 12/1/97 (Nat'l Rural Util.
Coop. Fin. Corp. Guaranteed)  1,410,000  1,410,000
Coconino County Poll. Cont. Rev. (Arizona Pub. Svc. Co.
Navajo Proj.) Series 1994 A, 4.30%, LOC Bank of
America, NA, VRDN (c)  2,400,000  2,400,000
Maricopa County Ind. Dev. Auth. (Royal Oaks-Sun City Proj.)
Series 1990, 3.90%, LOC Bank of America, NA, VRDN  2,500,000  2,500,000
Pima County Ind. Dev. Auth. (Tucson Elec. Pwr. Co. Proj.)
Series 1990 A, 4%, LOC Bankers Trust Co., VRDN (c)  2,300,000  2,300,000
Yavapi County Ind. Dev. Auth. Rev. Bonds (Citizens
Utilities Co. Proj.) Series 1993, 3.75%, CP mode (c)  3,500,000  3,500,000
  12,610,000
ARKANSAS - 0.3%
Miller County Solid Waste Disp. Rev. (Tyson Foods, Inc.
Proj.) Series 1996, 4.10%, LOC Commerzbank, VRDN (c)  1,000,000  1,000,000
CALIFORNIA - 2.4%
California Higher Ed. Student Loan Auth. Series 1992 E-1,
3.95%, LOC Student Loan Mktg. Assoc., VRDN (c)  1,500,000  1,500,000
Los Angeles County TRAN Series 1996-97,
4.50% 6/30/97  6,000,000  6,004,272
  7,504,272
MUNICIPAL SECURITIES (B) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
COLORADO - 2.0%
Colorado TRAN 4.50% 6/27/97 $ 1,000,000 $ 1,000,638
Colorado Student Oblig. Bond Auth. Series 1989 A,
3.95%, LOC Student Loan Mktg. Assoc., VRDN (c)  2,800,000  2,800,000
Denver County Arpt. Rev. Muni. Trust Rec. Ctfs. 1997,
Participating VRDN, 4.10% (Liquidity Facility Caisse des
Depots et Consigns) (c)(d)  2,330,000  2,330,000
  6,130,638
DELAWARE - 1.1%
Delaware Econ. Dev. Auth. (Delmarva Pwr. & Lt. Proj.)
Series 1994, 4.15%, VRDN (c)  3,400,000  3,400,000
FLORIDA - 6.0%
Florida Hsg. Fin. Agcy. Multi-Family Hsg. Rev.
(Sun Pointe Cove Apts. Proj.) Series 1985 XX, 4%
(FNMA Guaranteed) VRDN  3,000,000  3,000,000
Hillsborough County Aviation Auth. (Tampa Int'l Arpt.)
2nd Series, 3.70% 7/16/97, LOC Nat'l Westminster
Bank PLC, CP (c)  1,000,000  1,000,000
Indian River County Hosp. Dist. Rev. Bonds:
Series 1988, 3.70%, LOC Kredietbank NV, CP mode  2,400,000  2,400,000
 Series 1990, 3.70%, LOC Kredietbank NV, CP mode  4,500,000  4,500,000
Jacksonville Hosp. Rev. (Univ. Med. Ctr. Proj.) Series 1988,
4.05%, LOC Sumitomo Bank Ltd.,VRDN  1,000,000  1,000,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec.
Coop., Inc. Proj.) Series1984 H-2, 4.05% (Nat'l Rural
Util. Coop. Fin. Corp. Guaranteed) VRDN  1,770,000  1,770,000
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole
Elec. Coop., Inc. Proj.) Series 1984 H-3, 3.55%, tender
9/15/97 (Nat'l Rural Util. Coop. Fin. Corp. Guaranteed)  5,000,000
5,000,000
  18,670,000
GEORGIA - 3.3%
Burke County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe
Pwr. Corp. Vogtle. Proj.) Series 1997 A, 3.60% 12/1/97
(AMBAC Insured)  6,500,000  6,500,000
Chattooga County (Aladdin Mfg. Corp. Proj.) 4.10%,
LOC Wachovia Bank of Georgia, NA, VRDN (c)  1,000,000  1,000,000
Gwinnett (Klockner Namasco Corp.) 4.10%, LOC
Nationsbank, NA, VRDN (c)  800,000  800,000
Tift County Ind. Dev. Auth. Rev. (Chickasha of
Georgia Proj.) Series 1997, 4.05%, LOC Bank of Tokyo-
Mitsubishi Ltd., VRDN (c)  500,000  500,000
Vienna Ind. Dev. Auth. (Mid Georgia Processing Co. LLC)
4.10%, LOC Nationsbank, NA South, VRDN (c)  1,300,000  1,300,000
  10,100,000
MUNICIPAL SECURITIES (B) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ILLINOIS - 5.6%
Chicago School Reform Board of Trustees Unltd. Tax Gen.
Oblig. Participating VRDN Series 1997 E, 4.15%
(Liquidity Facility Corestates Bank, NA) (d) $ 500,000 $ 500,000
Chicago Gen. Arpt. Rev. (O' Hare Int'l Arpt.) Series 1988 A,
4%, LOC Bayerische Landesbank Girozentrale, VRDN (c) 400,000 400,000 Chicago Collateralized Single Family Mtg. Rev. Bonds
Series 1997 B, 3.80%, tender 1/15/98 (Morgan
Guaranty Trust Guaranteed) (c)  1,250,000  1,250,000
Decatur Wtr. Rev. Bonds Series 1985, 3.75%, LOC Sumitomo
Bank Ltd., CP mode  1,000,000  1,000,000
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (c):
(Illinois Pwr. Co. Proj.):
 Series 1987 B, 4.15%, LOC Bank of Toyko-Mitsubishi
  Ltd., VRDN  2,000,000  2,000,000
  Series 1987 C, 4.15%, LOC Bank of Toyko-Mitsubishi
  Ltd., VRDN  1,300,000  1,300,000
  Series A, 4% (Liquidity Facility First Nat'l Bank of Chicago)
  (MBIA Insured) VRDN  2,700,000  2,700,000
  Series B, 4.15% (Liquidity Facility First Nat'l Bank of
  Chicago) (MBIA Insured) VRDN  2,700,000  2,700,000
  Series C, 4.05% (Liquidity Facility First Nat'l Bank of
  Chicago) (MBIA Insured) VRDN  2,300,000  2,300,000
Illinois Health Fac. Auth. Rev. Participating VRDN (Highland
Park Hospital ML PT-113 Proj.) Series 1991 A & 1991 B,
4% (Liquidity Facility Rabobank Nederland) (d) 1,300,000 1,300,000 Illinois Hsg. Dev. Auth. Multi-Family Hsg. Rev. (Williamsburg
Apt. Proj.) Series 1991, 4% (FNMA Guaranteed) VRDN (c)  1,000,000
1,000,000
Illinois Student Assistance Commission Student Loan
Rev. Series 1997 A, 4%, LOC First Nat'l Bank of
Chicago, VRDN (c)  1,000,000  1,000,000
  17,450,000
INDIANA - 0.7%
Elkhart County (Burger Dairy Proj.) 4.25%, LOC Old Kent
Bank & Trust, VRDN (c)  1,095,000  1,095,000
Rockport Rev. (AK Steel Corp. Proj.) Series 1997 A,
4%, LOC PNC Bank, Ohio, VRDN (c)  1,000,000  1,000,000
  2,095,000
IOWA - 4.6%
Iowa School Corp. TRAN, Series 1996-97 A, 4.75%
6/27/97 (FSA Insured)  14,285,000  14,296,373
MUNICIPAL SECURITIES (B) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
KANSAS - 4.3%
Butler County Solid Waste Disp. Fac. (Texaco, Inc.) Series
1994 A, 4.35%, VRDN (c) $ 9,300,000 $ 9,300,000
Butler County Solid Waste Disp. and Cogeneration Rev.
(Texaco Refining & Mktg.) Series 1996 B, 4.35%,
VRDN (c)  1,300,000  1,300,000
La Cygne Envir. Impt. Rev. Refdg. (Kansas City Pwr. & Lt.
Co. Proj.) Series 1994, 4%, VRDN  2,840,000  2,840,000
  13,440,000
KENTUCKY - 0.7%
Louisville & Jefferson County Reg. Arpt. Auth. Sys. Rev.
Series 1996 A, 4.05%, LOC Nat'l City Bank,
Kentucky, VRDN (c)  1,000,000  1,000,000
Louisville Arpt. Lease Rev. Series 1989 B, 4%, LOC Nat'l City
Bank, Kentucky, VRDN (c)  1,300,000  1,300,000
  2,300,000
LOUISIANA - 3.8%
Caddo Parish Ind. Dev. Board Exempt Facs. Rev. (Atlas
Proj.) Series 1996 A, 4.15%, LOC ABN-AMRO Bank,
NV, VRDN (c)  1,000,000  1,000,000
Louisiana Pub. Facs. Auth. Health Care Sys. Bonds
(Sisters of Charity of the Incarnate Word):
 3.75% (BPA Credit Suisse First Boston (BK)) CP mode  2,400,000  2,400,000
  3.75%, LOC Toronto Dominion Bank, CP mode 2,000,000 2,000,000 Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc.) (c):
Series 1994, 4.30%, VRDN  4,700,000  4,700,000
 Series 1995, 4.30%, VRDN  1,500,000  1,500,000
  11,600,000
MARYLAND - 1.0%
Montgomery County Hsg. Series 1993 I, 4.10%
(BPA Sumitomo Bank Ltd., Chicago) VRDN  700,000  700,000
Montgomery County Single Family Hsg. Mtg. Rev.
Participating VRDN Series 1993 I, 4% (Liquidity
Facility Merrill Lynch & Co., Inc.) (d)  2,440,000  2,440,000
  3,140,000
MINNESOTA - 0.6%
Plymouth Multi-Family Hsg. Rev. Refdg. (At the Lakes Apts.
Proj.) Series 1997 A (FNMA Guaranteed) VRDN (c) 1,965,000 1,965,000 MUNICIPAL SECURITIES (B) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MISSOURI - 3.2%
Missouri Higher Ed. Loan Auth. Student Loan Rev. Series
1988 A, 3.95%, LOC Nat'l Westminster Bank PLC,
VRDN (c) $ 1,900,000 $ 1,900,000
Missouri State Envir. Impt. & Energy Resources Auth.
(Assoc. Elec. Coop.) Series 1993 M, 4.05% (Nat'l Rural
Util. Coop. Guaranteed) VRDN  6,800,000  6,800,000
Missouri State Envir. Impt. & Energy Resources Auth. Poll.
Cont. Rev. Bonds (Union Elec. Co.) Series 1985 A, 3.50%,
LOC Union Bank of Switzerland, CP mode  1,100,000  1,100,000
  9,800,000
NEVADA - 1.8%
Clark County Poll. Cont. Rev. Bonds (Southern California
Edison Proj.) Series 1987 A, 3.70%, CP mode (c)  3,010,000  3,010,000
Clark County Spl. Fac. Arpt. Rev. Bonds (Signature Flight
Support Corp. Proj.) Series 1997 A, 3.70%, tender
6/2/97, LOC Bayerische Landesbank  1,000,000  1,000,000
Nevada Hsg. Div. (Pecos Owens Court Apt. Proj.) Series
1996, 3.95%, LOC Commerzbank,VRDN (c)  1,000,000  1,000,000
Nevada Gen. Oblig. Cap. Impt. Participating VRDN Series
BTP-236, 4% (Liquidity Facility Bankers Trust Co.) (d)  500,000  500,000
  5,510,000
NEW YORK - 2.7%
Nassau County Gen. Oblig. BAN 4.25% 8/15/97  5,000,000  5,006,765
New York State Energy Research & Dev. Auth. Poll. Cont.
Rev. (Niagara Mohawk Pwr. Proj.) Series 1988 A, 4.25%,
LOC Morgan Guaranty Trust, NY, VRDN (c)  2,200,000  2,200,000
New York State Local Gov't. Assistance Corp. Rev. Bonds
(Muni. Securities Trust) Series 1996 A, 4.05%, tender
7/24/97 (Liquidity Facility Societe Generale, France) (a)(d)  1,000,000
1,000,000
  8,206,765
OHIO - 1.3%
Clearfork Gen. Oblig. BAN 4.20% 9/25/97  1,500,000  1,503,014
Cleveland City School Dist. Participating VRDN Series BTP-246,
4.25% (Liquidity Facility Bankers Trust Co.) (d)  500,000  500,000
Ohio Air Quality Dev. Auth. Poll. Cont. Rev. Bonds
(Duquesne Lt. Co. Proj.) Series 1988, 3.70%, LOC
Toronto Dominion Bank, CP mode (c)  2,000,000  2,000,000
  4,003,014
OKLAHOMA - 0.8%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.
Participating VRDN Series 1997 A, 4.10% (Liquidity
Facility Bayerische Hypo Und Wechs Bank) (c)(d) 500,000 500,000 MUNICIPAL SECURITIES (B) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OKLAHOMA - CONTINUED
Oklahoma State Student Loan Auth. Series 1997 A, 4%
(MBIA Insured) (BPA Student Loan Marketing Assoc.)
VRDN (c) $ 1,000,000 $ 1,000,000
Tulsa Int'l Arpt. Gen. Rev.  Participating VRDN (d):
Series 1997 B-1, 4.04% (Liquidity Facility Bank of
 America, NA) (c)  600,000  600,000
 Series 1997 B-2, 4.09% (Liquidity Facility Bank of
 America, NA)  500,000  500,000
  2,600,000
PENNSYLVANIA - 8.1%
Carbon County Ind. Dev. Auth. Resource Recovery Rev.
Bonds (Panther Creek Partners Proj.):
 Series 1990 A, 3.45%, LOC Nat'l Westminster
  Bank PLC, CP mode (c)  2,000,000  2,000,000
  Series 1990 A, 3.50%, LOC Nat'l Westminster
  Bank PLC, CP mode (c)  1,000,000  1,000,000
  Series 1991 A, 3.90%, LOC Nat'l Westminster
  Bank PLC, CP mode (c)  5,000,000  5,000,000
Emmaus Gen. Auth. Local Gov't. Rev. Pool Prog.:
(Saucon Valley) Series D-12, 4%, LOC Canadian
 Imperial Bank, VRDN  1,400,000  1,400,000
 Series 1989 E-7, 4.05%, LOC Midland Bank PLC, VRDN  8,600,000  8,600,000
Pennsylvania Econ. Dev. Fin. Auth. Rev. Series 1997 B-2,
4.10%, LOC PNC Bank, VRDN (c)  1,000,000  1,000,000
Pennsylvania Higher Ed. Assistance Agcy. Student Loan
Rev. Series 1997 A, 4.10%, LOC Student Loan Mktg.
Assoc., VRDN (c)  1,000,000  1,000,000
Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Scrubgrass Proj.) Series 1990 B:
 3.50%, LOC Nat'l Westminster Bank PLC, CP mode (c)  1,000,000  1,000,000
  3.95%, LOC Nat'l Westminster Bank PLC, CP mode (c)  1,800,000  1,800,000
  3.95%, LOC Nat'l Westminster Bank PLC, CP mode (c) 2,200,000 2,200,000 25,000,000
RHODE ISLAND - 0.3%
East Providence Gen. Oblig. TAN 4% 7/8/97  1,000,000  1,000,391
SOUTH CAROLINA - 1.4%
Marlboro County Solid Waste Disp. Fac. (Willamette Ind.,
Inc. Proj.) Series 1995, 3.95%, LOC Deutsche Bank, AG,
VRDN (c)  3,000,000  3,000,000
York County Poll. Cont. Rev. Refdg. Bonds (Duke Pwr. Co.
Proj.) 3.70%, CP mode  1,200,000  1,200,000
  4,200,000
MUNICIPAL SECURITIES (B) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
TENNESSEE - 3.6%
Memphis-Shelby County Arpt. Auth.:
 Series 1996 A, 4%, LOC Fuji Bank, First Union Nat'l
 Bank of North Carolina, VRDN (c) $ 1,000,000 $ 1,000,000
 Series 1996 B-2, 4%, LOC First Union Nat'l Bank of
 North Carolina, VRDN (c)  3,300,000  3,300,000
Sevier County Rev. Series D-1, 3.87% (Liquidity Facility
Kredietbank NV) (AMBAC Insured) VRDN  1,500,000  1,500,000
Sevier County Pub. Bldg. Auth. Impt. Series E-2, 3.97%
(AMBAC Insured) (BPA Kredietbank NV) VRDN (c)  5,350,000  5,350,000
  11,150,000
TEXAS - 22.4%
Bexar County Health Fac. Dev. Corp. Retirement Commty.
Rev. (Air Force Village II) Series 1985 B, 3.95%,
LOC Rabobank Nederland, VRDN  5,710,000  5,710,000
Brazos River Auth. Poll. Cont. Rev. (Texas Util. Elec. Co. Proj.)
Series 1997 C, 4.25% (MBIA Insured) (BPA Bank of
New York, NA) VRDN (c)  2,500,000  2,500,000
Brazos River Hbr. Navigation, Dist. of Brazoria County
Rev. Bonds (Dow Chemical Co. Proj.):
  Series 1988, 3.45%, CP mode (c)  4,170,000  4,170,000
  Series 1988, 3.90%, CP mode (c)  5,000,000  5,000,000
  Series 1988, 3.95%, CP mode (c)  1,000,000  1,000,000
  Series 1992, 3.70%, CP mode (c)  3,000,000  3,000,000
  Series 1996, 4.35%, VRDN (c)  400,000  400,000
Denton Util. Sys. Rev. Refdg. Participating VRDN
Series 1996 A, 4.05% (Liquidity Facility Societe
Generale, France) (d)  2,000,000  2,000,000
Greater Texas Student Loan Rev. Refdg. Bonds
Series 1996 A, 3.70%, tender 3/1/98, LOC Student
Loan Mktg. Assoc. (c)  1,400,000  1,400,000
Gulf Coast Ind. Dev. Auth. Solid Waste Disp. Rev.
(Citgo Petroleum Corp.):
 4.35%, LOC Wachovia Bank, VRDN (c)  3,300,000  3,300,000
  4.35%, LOC Nationsbank of Texas, VRDN (c)  200,000  200,000
Harris County Health Facs. Bonds (Sisters of Charity of the
Incarnate Word, Houston) 3.75% (BPA Toronto Dominion
Bank) CP mode  6,000,000  6,000,000
Matagorda County Navigation Dist #1 Participating VRDN
(Houston Lt. & Pwr. Co.) Series 1989 C, 4% (Liquidity
Facility Caisse des Depots et Consigns) (d)  800,000  800,000
North Texas Higher Ed. Student Loan Rev.:
Refdg. Series 1991 C, 3.95% (AMBAC Insured) (BPA
 Student Loan Mktg. Assoc.) VRDN (c)  1,000,000  1,000,000
 Series 1991 F, 3.95% (AMBAC Insured) (BPA Student
 Loan Mktg. Assoc.) VRDN (c)  1,100,000  1,100,000
MUNICIPAL SECURITIES (B) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
TEXAS - CONTINUED
Plano Health Fac. Dev. Corp. Hosp. Rev. Bonds (Children's &
Presbyterian Health Care Ctr.) 3.70% (MBIA Insured)
(BPA Texas Commerce Bank) CP mode $ 2,000,000 $ 2,000,000
Port of Corpus Christi Ind. Dev. Corp. (Coastal Refining &
Mktg. Corp.) Series 1997, 4%, LOC Banque Nat'l de Paris,
France, VRDN (c)   2,000,000  2,000,000
South Texas Higher Ed. Auth. Student Loan Rev. Series 1997,
3.95% (MBIA Insured) (BPA Student Loan Mktg. Assoc.)
VRDN (c)  13,400,000  13,400,000
Terrel Ind. Dev. Auth. (Consolidated Systems) 4%,
LOC Wachovia Bank of SC, NA, VRDN (c)  1,300,000  1,300,000
Texas Gen. Oblig. TRAN Series 1996, 4.75% 8/29/97  8,400,000  8,423,076
West Side Calhoun County Naval Dist. Sewage Solid Waste
Disp. Rev. (BP Chemicals, Inc. Proj.) Series 1996, 4.30%,
VRDN (c)   4,500,000   4,500,000
  69,203,076
UTAH - 3.8%
Salt Lake City Arpt. Rev. Series A, 3.90%, LOC Credit Suisse
First Boston (BK), VRDN (c)  200,000  200,000
Utah Board of Regents Student Loan Rev., 3.95% (AMBAC
Insured) (BPA Barclays Bank PLC) VRDN  11,000,000  11,000,000
Utah Hsg. Fin. Agcy. Single Family Mtg. Rev. Refdg. 1996
Series 3, 4.05%, VRDN (c)  500,000  500,000
  11,700,000
VIRGINIA - 0.6%
Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co. Proj.):
 Series B, 3.55%, CP mode  1,000,000  1,000,000
  Series 1987 A, 3.85% (Liquidity Facility Bank of New York,
 Mitsubishi Bank, Nationsbank, Sanwa Bank) CP mode  1,000,000  1,000,000
  2,000,000
WASHINGTON - 1.3%
Washington Student Loan Fin. Auth. (GSL Program)
Series 1988 B, 3.95%, LOC Nat'l. Westminster Bank
PLC, VRDN (c)   3,000,000  3,000,000
Washington State Hsg. Fin. Auth. Single Family Participating
VRDN Series 1997 2-A, 4.25% (Liquidity Facility
Corestates Bank, NA) (c)(d)  1,000,000  1,000,000
  4,000,000
WEST VIRGINIA - 1.5%
Marion County Solid Waste Disp. (Grant Town Cogeneration
Proj.) Series 1990 A, 4%, LOC Nat'l Westminster
Bank PLC, VRDN (c)   900,000  900,000
MUNICIPAL SECURITIES (B) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
WEST VIRGINIA - CONTINUED
West Virginia Pub. Energy Auth. Rev. Bonds (Morgantown
Energy Assoc. Proj.) (c):
 3.45%, LOC Swiss Bank, CP mode $ 1,700,000 $ 1,700,000
  3.75%, LOC Swiss Bank, CP mode  1,900,000  1,900,000
  4,500,000
WISCONSIN - 2.3%
Wisconsin Health & Ed. Facs. Auth. Rev. (Daughters of
Charity-St. Mary's) Series 1992 A, 3.90%, VRDN  7,000,000  7,000,000
WYOMING - 0.3%
Laramie County Ind. Dev. Rev. (Cheyenne Lt., Fuel and Pwr.)
4% (AMBAC Insured) (Liquidity Facility Norwest Bank,
MN) VRDN (c)  1,000,000  1,000,000
MULTI-STATE - 0.3%
Clipper Participating VRDN, Series 1995-1, 4.11% (Liquidity
Facility State Street Bank & Trust Co., Boston) (c)(d) 986,212 986,212 TOTAL INVESTMENTS - 100% $ 309,060,741
Total Cost for Income Tax Purposes   $ 309,060,741
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION COST
SECURITY DATE (000S)
New York State Local Gov't.
 Assistance Corp. Rev.
 Bonds (Muni. Securities
 Trust) Series 1996 A,
 4.05%, tender 7/24/97
 (Liquidity Facility Societe
 Generale,  France)  5/22/97 $ 1,000

2. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
3. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
4. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At May 31, 1997, the fund had a capital loss carryforward of approximately $30,000, all of which will expire May 31, 2005.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

  MAY 31, 1997

ASSETS

Investment in securities, at value -                                      $ 309,060,741
See accompanying schedule

Interest receivable                                                        2,580,100

 TOTAL ASSETS                                                              311,640,841

LIABILITIES

Payable to custodian bank                                   $ 94,745

Payable for investments purchased                            33,756,894

Distributions payable                                        1,203,602

Other payables and accrued expenses                          9,062

 TOTAL LIABILITIES                                                         35,064,303

NET ASSETS                                                                $ 276,576,538

Net Assets consist of:

Paid in capital                                                           $ 276,606,687

Accumulated net realized gain (loss) on investments                        (30,149)

NET ASSETS, for 276,606,687 shares outstanding                            $ 276,576,538

NET ASSET VALUE, offering price and redemption price per                   $1.00
share ($276,576,538 (divided by) 276,606,687 shares)


STATEMENT OF OPERATIONS

 JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1997

INTEREST INCOME                                                              $ 5,894,572

EXPENSES

Custodian fees and expenses                                       $ 22,764

Non-interested trustees' compensation                              594

Audit                                                              16,500

 TOTAL EXPENSES                                                               39,858

NET INTEREST INCOME                                                           5,854,714

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                       (30,149)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $ 5,824,565


STATEMENT OF CHANGES IN NET ASSETS

                                                                    JANUARY 27, 1997
                                                                    (COMMENCEMENT
                                                                    OF OPERATIONS) TO
                                                                    MAY 31, 1997

INCREASE (DECREASE) IN NET ASSETS

Operations                                                          $ 5,854,714
Net interest income

 Net realized gain (loss)                                            (30,149)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     5,824,565

Distributions to shareholders from net interest income               (5,854,714)

Share transactions at net asset value of $1.00 per share             1,954,365,358
Proceeds from sales of shares

 Cost of shares redeemed                                             (1,677,758,671)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM     276,606,687
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                            276,576,538

NET ASSETS

 Beginning of period                                                 -

 End of period                                                      $ 276,576,538


FINANCIAL HIGHLIGHTS
      JANUARY 27, 1997
      (COMMENCEMENT
      OF OPERATIONS) TO
      MAY 31, 1997

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 1.000

Income from Investment Operations                      .012
Net interest income

Less Distributions

 From net interest income                              (.012)

Net asset value, end of period                        $ 1.000

TOTAL RETURN B                                         1.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 276,577

Ratio of expenses to average net assets                .02%
                                                      A

Ratio of net interest income to average net assets     3.59%
                                                      A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Municipal Central Cash Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $1,000,000 or
 .36% of net assets.
3. TRANSACTIONS WITH FMR AND AFFILIATES.
As the fund's investment adviser, FMR Texas, a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. This fee is based on the management fee FMR receives from the investing funds, and the percentage of average net assets invested by the investing funds in the fund.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, maintains the fund's accounting records. Pursuant to its management contract with the fund, FMR Texas pays the fees associated with the fund's transfer agent and accounting functions.
4. BENEFICIAL INTEREST.
At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Revere Street Trust and the Shareholders of Municipal Central Cash Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Municipal Central Cash Fund (a fund of Fidelity Revere Street Trust) at May 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period January 27, 1997 (commencement of operations) to May 31, 1997 in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Municipal Central Cash Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
/s/PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
Dallas, Texas
July 7, 1997

TAXABLE CENTRAL CASH FUND
ANNUAL REPORT
MAY 31, 1997
INVESTMENTS MAY 31, 1997
Showing Percentage of Total Value of Investment in Securities


U.S. TREASURY OBLIGATIONS - 13.6%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. TREASURY BILLS - 7.2%
 3/5/98 5.64% $ 100,000,000 $ 95,893,087
 3/5/98 5.67  418,500,000  401,239,730
 4/2/98 6.00  242,000,000  230,398,563
 4/2/98 6.03  94,000,000  89,466,895
 4/30/98 6.01  50,000,000  47,379,938
 4/30/98 6.03  50,000,000  47,373,000
 4/30/98 6.05  50,000,000  47,363,750
 4/30/98 6.07  50,000,000  47,354,297
 5/28/98 5.88  226,000,000  213,421,411
   1,219,890,671
U.S. TREASURY NOTES - 6.4%
 7/31/97 5.25  75,000,000  75,009,252
 11/30/97 5.50  75,000,000  74,905,399
 11/30/97 5.53  19,035,000  19,063,304
 2/28/98 5.67  175,000,000  174,180,614
 3/31/98 5.56  103,000,000  103,275,583
 3/31/98 5.61  50,000,000  50,108,117
 3/31/98 5.62  100,000,000  100,210,320
 3/31/98 5.68  100,000,000  100,151,924
 3/31/98 5.69  50,000,000  50,077,020
 3/31/98 5.73  71,000,000  71,078,233
 3/31/98 5.93  100,000,000  99,304,926
 5/15/98 5.92  150,000,000  150,159,036
   1,067,523,728
TOTAL U.S. TREASURY OBLIGATIONS    2,287,414,399
REPURCHASE AGREEMENTS - 86.4%
 MATURITY
  AMOUNT
In a joint trading account (Note 3)
(U.S. Treasury Obligations):
 dated 5/30/97 due 6/2/97:
  At 5.54% $ 13,232,808,644  13,226,707,000
 dated 4/4/97 due 6/2/97:
  At 5.50%  441,948,083  438,000,000
 dated 4/16/97 due 6/2/97:
  At 5.50%  343,448,569  341,000,000
 dated 4/24/97 due 6/16/97:
  At 5.52%  50,406,333  50,000,000
REPURCHASE AGREEMENTS - CONTINUED
 MATURITY VALUE
  AMOUNT (NOTE 1)
In a joint trading account (Note 3)
(U.S. Treasury Obligations) - continued:
 dated 5/9/97 due 7/8/97:
  At 5.58% $ 302,790,000 $ 300,000,000
 dated 5/21/97 due 8/19/97:
  At 5.55%  236,232,875  233,000,000
TOTAL REPURCHASE AGREEMENTS   14,588,707,000
TOTAL INVESTMENTS - 100%  $ 16,876,121,399
Total Cost for Income Tax Purposes  $ 16,876,121,399
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MAY 31, 1997

ASSETS

Investment in securities, at value (including                            $ 16,876,121,399
repurchase agreements of $14,588,707,000) -
See accompanying schedule

Receivable for investments sold                                           600,000,000

Interest receivable                                                       42,908,897

 TOTAL ASSETS                                                             17,519,030,296

LIABILITIES

Distributions payable                                     $ 80,955,474

Other payables and accrued expenses                        9,194

 TOTAL LIABILITIES                                                        80,964,668

NET ASSETS                                                               $ 17,438,065,628

Net Assets consist of:

Paid in capital                                                          $ 17,437,869,789

Accumulated net realized gain (loss) on investments                       195,839

NET ASSETS, for 17,437,869,789 shares outstanding                        $ 17,438,065,628

NET ASSET VALUE, offering price and redemption price                      $1.00
per share ($17,438,065,628 (divided by) 17,437,869,789
shares)


STATEMENT OF OPERATIONS

 OCTOBER 21, 1996 (COMMENCEMENT OF OPERATIONS) TO MAY 31, 1997

INTEREST INCOME                                                             $ 477,280,484

EXPENSES

Non-interested trustees' compensation                            $ 28,948

Custodian fees and expenses                                       20,366

Registration fees                                                 125

Audit                                                             16,500

Legal                                                             1,749

Miscellaneous                                                     52

 TOTAL EXPENSES                                                              67,740

NET INTEREST INCOME                                                          477,212,744

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                      195,839

NET INCREASE IN NET ASSETS RESULTING FROM                                   $ 477,408,583
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS                                   OCTOBER 21, 1996
                                                                    (COMMENCEMENT
                                                                    OF OPERATIONS) TO
                                                                    MAY 31, 1997

Operations                                                          $ 477,212,744
Net interest income

 Net realized gain (loss)                                            195,839

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     477,408,583

Distributions to shareholders from net interest income               (477,212,744)

Share transactions at net asset value of $1.00 per share             56,437,494,218
Proceeds from sales of shares

 Cost of shares redeemed                                             (38,999,624,429)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM     17,437,869,789
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                            17,438,065,628

NET ASSETS

 Beginning of period                                                 -

 End of period                                                      $ 17,438,065,628


FINANCIAL HIGHLIGHTS
      OCTOBER 21, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      MAY 31, 1997

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 1.000

Income from Investment Operations                      .033
Net interest income



Less Distributions

 From net interest income                              (.033)

Net asset value, end of period                        $ 1.000

TOTAL RETURN B                                         3.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 17,438,066

Ratio of expenses to average net assets                .0008%
                                                      A

Ratio of net interest income to average net assets     5.45%
                                                      A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1997




5. SIGNIFICANT ACCOUNTING POLICIES.
Taxable Central Cash Fund (the fund) is a fund of Fidelity Revere Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Shares of the fund are only offered to other investment companies and accounts (the investing funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
6. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR Texas Inc. (FMR Texas), the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES -
CONTINUED
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement.
7. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $13,232,808,644 at 5.54%, $441,948,083 at 5.50%,
$343,448,569 at 5.50%, $50,406,333 at 5.52%, $302,790,000 at 5.58% and
$236,232,875 at 5.55%. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED MAY 30, 1997, DUE JUNE 2, 1997 AT 5.54%
Number of dealers or banks 37
Maximum amount with one dealer or bank 12.6%
Aggregate principal amount of agreements $18,302,633,000
Aggregate maturity amount of agreements $18,311,076,231
Aggregate market value of transferred assets $18,697,318,943
Coupon rates of transferred assets 0.00% to 15.75%
Maturity dates of transferred assets 06/05/97 to 02/15/27
DATED APRIL 4, 1997, DUE JUNE 2, 1997 AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $750,000,000
Aggregate maturity amount of agreements $756,760,417
Aggregate market value of transferred assets $768,750,032
Coupon rate of transferred assets 6.625%
Maturity date of transferred assets 02/15/27
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED APRIL 16, 1997, DUE JUNE 2, 1997 AT 5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $600,000,000
Aggregate maturity amount of agreements $604,308,333
Aggregate market value of transferred assets $619,288,196
Coupon rates of transferred assets 5.00% to 6.375%
Maturity dates of transferred assets 09/30/97 to 11/15/05
DATED APRIL 24, 1997, DUE JUNE 16, 1997 AT 5.52%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $201,625,333
Aggregate market value of transferred assets $206,036,119
Coupon rates of transferred assets 6.50% to 8.125%
Maturity dates of transferred assets 05/31/01 to 02/15/21
DATED MAY 9, 1997, DUE JULY 8, 1997 AT 5.58%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $600,000,000
Aggregate maturity amount of agreements $605,580,000
Aggregate market value of transferred assets $615,000,025
Coupon rate of transferred assets 6.625%
Maturity date of transferred assets 02/15/27
DATED MAY 21, 1997, DUE AUGUST 19, 1997 AT 5.55%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $370,000,000
Aggregate maturity amount of agreements $375,133,750
Aggregate market value of transferred assets $379,250,016
Coupon rate of transferred assets 6.625%
Maturity date of transferred assets 02/15/27
8. TRANSACTIONS WITH FMR AND AFFILIATES.
As the fund's investment adviser, FMR Texas, a wholly owned subsidiary of FMR, receives a monthly management fee from FMR. This fee is based on the management fee FMR receives from the investing funds, and the percentage of average net assets invested by the investing funds in the fund.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, maintains the fund's accounting records. Pursuant to its management contract with the fund, FMR Texas pays the fees associated with the fund's transfer agent and accounting functions.
9. BENEFICIAL INTEREST.
At the end of the period, all of the outstanding shares of the fund were held by mutual funds managed by FMR or an FMR affiliate.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Revere Street Trust and the Shareholders of Taxable Central Cash Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Taxable Central Cash Fund (a fund of Fidelity Revere Street Trust) at May 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the period October 21, 1996 (commencement of operations) to May 31, 1997 in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Taxable Central Cash Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 1997 by correspondence with the custodian provide a reasonable basis for the opinion expressed above. /s/PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
Dallas, Texas
July 7, 1997
DISTRIBUTIONS


A total of 22.16% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.